DEBT - CCBFL VIE Loans Narrative (Details) - Secured Debt - USD ($)	1 Months Ended
	Mar. 31, 2016	Apr. 30, 2018
Golar Seal CCBFL VIE Loan Facility
Debt Instrument [Line Items]
Face amount	$ 162,400,000.0
Maturity period of debt	10 years
Interest rate	3.50%
Golar Crystal Facility
Debt Instrument [Line Items]
Face amount		$ 101,000,000
Maturity period of debt	10 years